Employees - Summary of Movements in Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Settlements	€ 4	€ (2)	€ 6
Actual return on plan assets (excluding amounts in net finance income/charge)	1,475	1,877	(254)
Assets [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	21,183	20,742
Employee contributions	18	17
Settlements	(8)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,475	1,877
Interest income	540	664
Employer contributions	1,105	512
Benefit payments	(1,239)	(1,326)
Reclassification of benefits	(1)	(2)
Currency retranslation	(691)	(1,301)
Ending balance	22,382	21,183	20,742
Assets [member] | United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	9,963	9,950
Actual return on plan assets (excluding amounts in net finance income/charge)	863	1,412
Interest income	270	329
Employer contributions	778	202
Benefit payments	(457)	(456)
Currency retranslation	(379)	(1,474)
Ending balance	11,038	9,963	9,950
Assets [member] | Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	5,116	4,873
Employee contributions	1
Actual return on plan assets (excluding amounts in net finance income/charge)	275	281
Interest income	91	120
Employer contributions	43	11
Benefit payments	(169)	(169)
Ending balance	5,357	5,116	4,873
Assets [member] | Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	6,104	5,919
Employee contributions	17	17
Settlements	(8)
Actual return on plan assets (excluding amounts in net finance income/charge)	337	184
Interest income	179	215
Employer contributions	284	299
Benefit payments	(613)	(701)
Reclassification of benefits	(1)	(2)
Currency retranslation	(312)	173
Ending balance	€ 5,987	€ 6,104	€ 5,919